Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents information about reported segment revenue, significant segment expenses, and segment net loss for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Revenue	$4,878,665	$40,355
Less:
Cost of revenue	2,238,820	134,988
Research and development (1)	3,267,340	1,485,636
Selling, general and administrative (1)	11,549,512	3,427,690
Other expense, net	560,648	544,566
Change in fair value of warrant liability	(187,173)	—
Change in fair value of derivative liability	(4,817,600)	—
Change in fair value of earnout liability	(3,230,000)	—
Interest expense, net	4,497,781	544,826
Income tax expense (benefit)	(15,783)	1,600
Consolidated net loss	$(8,984,880)	$(6,098,951)
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(1)Includes total salaries, bonuses, employee benefits and stock-based compensation of $4,917,502 and $2,062,852 for the years ended December 31, 2024 and 2023, respectively.
The following table presents information about reported segment revenue, significant segment expenses, and segment net loss for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Revenue	$3,659,414	$1,714,035	$6,457,829	$3,076,198
Less:
Cost of revenue (1)	1,832,337	839,484	2,818,890	1,441,567
Research and development (1)	900,694	925,082	1,752,946	1,567,628
Selling, general and administrative (1)	1,969,362	2,169,541	3,970,703	7,865,752
Other (expense) income, net	(9,498)	187,394	8,739,955	208,325
Change in fair value of warrant liability	2,796,350	(213,942)	3,501,079	(190,819)
Change in fair value of derivative liability	—	(1,729,700)	(101,300)	(4,712,800)
Change in fair value of earnout liability	(210,000)	(310,000)	(160,000)	(2,920,000)
Interest expense, net	378,902	1,095,050	1,070,289	1,694,009
Income tax expense	2,782	—	2,782	—
Consolidated net loss	$(4,001,515)	$(1,248,874)	$(15,137,515)	$(1,877,464)
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(1)Includes total salaries, bonuses, employee benefits and stock-based compensation of $1,766,695 and $1,366,003 for the three months ended June 30, 2025 and 2024, respectively. Total salaries, bonuses, employee benefits and stock-based compensation were $3,388,845 and $2,137,765 for the six months ended June 30, 2025 and 2024, respectively.